Employee Benefits - Schedule of Changes in Fair Value of Plan Assets (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the year	¥ (116,083)
Balance at end of the year	(127,576)	¥ (116,083)
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the year	347,123	391,743
Interest income on plan assets	7,560	8,574
Remeasurement of defined benefit plans Return on plan assets	8,135	1,164
Contributions by the employer	15,417	18,845
Contributions by the employees	5,978	5,053
Settlement	0	(60,320)
Benefits paid	(15,914)	(18,826)
Foreign currency translation differences	22,686	890
Balance at end of the year	¥ 390,985	¥ 347,123